Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Schedule of variable interest entities
	Years Ended December 31,
	2020	2019
Revenues	$-	$6,661,473
Cost of revenues	-	(11,683,813)
Gross profit (loss)	-	(5,022,340)
Operating expenses	-	(19,696,644)
Loss from operations	-	(24,718,984)
Other income (expense), net	-	(232,102)
Income (loss) from discontinued operations, net of income taxes	$-	$(24,951,086)